Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 857	$ 480	$ 1,200
Income tax benefit related to stock-based compensation	$ 343	$ 192	$ 478
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Options maximum term	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	$ 367
Unrecognized compensation expense, period of recognition	3 years 9 months 18 days
Weighted average fair value of stock options granted (in dollars per share)	$ 0
Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Weighted average fair value of stock options granted (in dollars per share)		$ 0.98	$ 0.93
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 224	$ 204	$ 325
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 610	$ 324	352
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,100
Unrecognized compensation expense, period of recognition	27 months
Shares [Roll Forward]
Balance, December 31, 2015 (in shares)	185,200
New awards granted (in shares)	81,200
Forfeited awards (in shares)	(1,600)
Awards settled (in shares)	(49,750)
Balance, December 31, 2016 (in shares)	215,050	185,200
Shares vested after term	100.00%
Liability related to awards	$ 687	$ 404
Performance Share Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	23	$ (48)	$ 490
Income tax benefit related to stock-based compensation	$ 48
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,400
Unrecognized compensation expense, period of recognition	30 months
Shares [Roll Forward]
Balance, December 31, 2015 (in shares)	313,700
New awards granted (in shares)	108,300
Awards settled (in shares)	(65,000)
Balance, December 31, 2016 (in shares)	357,000	313,700
Shares vested after term	100.00%
Liability related to awards	$ 323	$ 699
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield		4.09%	3.64%
Risk-free interest rate		1.74%	1.74%
Expected volatility rate		26.20%	21.62%
Expected lives		5 years	5 years